Investment Securities (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Investment Securities [Line Items]
Gross realized gains on sales of Available-for-sale debt securities	¥ 42,123	¥ 151,015	¥ 45,244
Gross realized losses on sales of Available-for-sale debt securities	48,606	44,662	16,541
Corporate Bonds [Member]
Investment Securities [Line Items]
Other-than-temporary impairment ("OTTI") losses of debt securities included in Investment securities gains (losses)—net		¥ 1,590	¥ 606
Residential Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Other-than-temporary impairment ("OTTI") losses of investment securities
Asset-backed Securities [Member]
Investment Securities [Line Items]
Other-than-temporary impairment ("OTTI") losses of investment securities
Other Debt Securities [Member]
Investment Securities [Line Items]
Other-than-temporary impairment ("OTTI") losses of investment securities